Adoption of New and Revised Standards	12 Months Ended
Dec. 31, 2025
Adoption of New and Revised Standards [Abstract]
Adoption of new and revised Standards
2.	Adoption of new and revised Standards

New and amended IFRS Accounting Standards that are effective for the current year

The following standards and amendments have been adopted by the Group for the first time for the financial year beginning on January 1, 2025:

Amendments to IAS 21 The Effects of Changes in Foreign Exchange Rates:

Lack of Exchangeability

The adoption of amendment does not have material impact on the Group’s financial positions and performance for the current and prior years and/or on the disclosures set out in these consolidated financial statements.

The following new standards and amendments to standards have not come into effect for the financial year beginning January 1, 2025, and have not been early adopted by the Group in preparing these consolidated financial statements.

The adoption of IFRS 18 ‘Presentation and Disclosure in Financial Statements’, effective for periods commencing on or after January 1, 2027, is expected to have a material impact on the presentation of the consolidated financial statements.

These disclosures reflect the situation where management is still in the process of identifying the possible impact of IFRS 18. Depending on where management are in this process, it may be possible to provide further information about the possible impact of applying IFRS 18. Except for IFRS 18, none of these new standards and amendments to standards is expected to have a material effect on the consolidated financial statements of the Group.

Title	Effective date
IFRS 18 Presentation and Disclosure in Financial Statements	January 1, 2027
IFRS 19 Subsidiaries without Public Accountability: Disclosures	January 1, 2027
Amendments to IAS 31 Translation to a Hyperinflationary Presentation Currency	January 1, 2027
Amendments to IFRS 9 Financial Instruments and IFRS 7 Financial Instruments: Disclosure: Classification and Measurement of Financial Instruments	January 1, 2026
Annual Improvements to IFRS – Volume 11	January 1, 2026
Amendments to IFRS 10 Consolidated Financial Statements and IAS 28 Investments in Associates and Joint Ventures : Sale or Contribution of Assets between an investor and its Associate or Joint Venture	Effective date has been removed temporarily by the IASB